Fair Value Measurements (Details 2) (Mortgage Servicing Rights, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair value of assets
Total unrealized gains included in earnings related to Level 3 assets still held	$ 723,000	$ 241,000
Recurring | Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Fair value of assets
Balance at beginning of period	2,549,000
Transfer into level 3		3,050,000
Total gains or losses (realized/unrealized) Included in earnings	(25,000)	(1,331,000)
Issues	512,000	830,000
Balance at end of period	$ 3,036,000	$ 2,549,000